Capital surplus and retained earnings (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Capital Surplus

Details of the Group’s capital surplus are set out below:

	December 31, 2015	December 31, 2016	December 31, 2017	December 31, 2017
	NT$000	NT$000	NT$000	US$000
Share premium	2,501,767	6,473,471	5,873,743	198,169
Share-based payment	849,482	—	—	—
Restricted shares	397,296	408,051	390,401	13,171
Others	7,304	7,304	7,304	247

	3,755,849	6,888,826	6,271,448	211,587

Summary of Distribution Towards Legal Reserve and Cash Dividend
(e)	The distribution of 2014, 2015 and 2016 were resolved at the shareholders’ meetings on June 3, 2015 and May 31, 2016 and May 26, 2017, respectively. Details are summarized below:

	2014		2015		2016
	Amount	Distribution per share	Amount	Distribution per share	Amount	Distribution per share
	NT$000	NT$	NT$000	NT$	NT$000	NT$
Legal reserve	331,863	—	223,047	—	28,680	—
Cash dividend	1,999,225	2.22	1,792,553	2.09	257,026	0.30
Cash distribution from capital surplus	—	—	—	—	599,728	0.70